Intangible assets - Summary of Intangible Assets, Footnotes (Detail) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) country	Mar. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Reduction in cost and accumulated depreciation due to disposal of fixed assets	£ 1,100	£ 1,000
Latin America divestment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Number of countries included in divestment | country	16
Disposal groups classified as held for sale | France and Latin America divestments
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill impairment	£ 58
Other intangible assets impairment	1
Internally developed software
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Assets in the course of construction	£ 538	£ 668